Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cost of sales

	2025	2024	2023
Raw material, products for resale, materials and third-party services (1)	(22,411)	(22,368)	(21,912)
Acquisitions (including imports)	(15,332)	(16,278)	(16,198)
Crude oil	(7,717)	(9,458)	(9,358)
Oil products	(6,668)	(5,080)	(4,649)
Natural gas	(947)	(1,740)	(2,191)
Third-party services and others	(7,079)	(6,090)	(5,714)
Depreciation, depletion and amortization	(12,186)	(9,777)	(10,779)
Production taxes	(10,655)	(11,392)	(12,108)
Employee compensation	(1,783)	(1,888)	(1,690)
Inventory turnover	299	(19)	(1,946)
Total	(46,736)	(45,444)	(48,435)
(1) Includes short-term leases.

Schedule of selling expenses

	2025	2024	2023
Materials, third-party services, freight, rent and other related costs	(4,312)	(4,080)	(4,296)
Depreciation, depletion and amortization	(750)	(670)	(609)
Reversal (allowance) for expected credit losses	(7)	2	(22)
Employee compensation	(129)	(126)	(111)
Total	(5,198)	(4,874)	(5,038)

Schedule of general and administrative expenses

	2025	2024	2023
Employee compensation	(1,138)	(1,204)	(1,036)
Materials, third-party services, rent and other related costs	(613)	(495)	(435)
Depreciation, depletion and amortization	(187)	(146)	(123)
Total	(1,938)	(1,845)	(1,594)